As filed with the Securities and Exchange Commission on September 11, 1998

                                                           1933 Act Reg. No. 33
                                                           1940 Act File No. 811
--------------------------------------------------------------------------------

                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                      FORM N-1A
                        -------------------------------------
        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            /X/
                     PRE-EFFECTIVE AMENDMENT NO._

                                         and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/
                                    AMENDMENT NO._

                        -------------------------------------
                                  PPM America Funds
                                     (Registrant)

                          225 West Wacker Drive, Suite 1200
                               Chicago, Illinois 60606

                          Telephone Number:  (312) 634-2500

               Mark B. Mandich               Janet D. Olsen
               PPM America, Inc.             Bell, Boyd & Lloyd
               225 West Wacker,              Three First National Plaza, #3300
               Suite 1200                    Chicago, Illinois 60606
               Chicago, Illinois 60602

                                 (Agents for Service)

                              -------------------------

Approximate Date of Proposed Public Offering:     As soon as possible after the
effectiveness of the Registration Statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.


--------------------------------------------------------------------------------

                                  PPM AMERICA FUNDS

            Cross-reference sheet pursuant to rule 495(a) of Regulation C


                                        PART A

                                      PROSPECTUS

                 PPM AMERICA VALUE EQUITY FUND, PPM AMERICA SMALL CAP
                VALUE EQUITY FUND AND PPM AMERICA HIGH YIELD BOND FUND

Item                Location or Caption
-------             ----------------------------------

1(a)-(b)            Front and Back Covers


2(a)                The Funds' Investment Objectives
 (b)                The Funds' Principal Investment Strategies
 (c)(1)             The Principal Risks of Investing in the Funds
 (c)(2)             Annual Investment Returns

3                   The Funds' Fees and Expenses

4(a)                More Information on the Funds' Objectives, Strategies and
                    Risks; Objectives
 (b) More Information on the Funds' Objectives, Strategies and Risks; How the Funds Invest
 (c) More Information on the Funds' Objectives, Strategies and Risks; Principal Risks of Investing in the Funds

5(a)-(b)            Not Applicable


6(a)(1) & (a)(2)    Management of the Funds; Investment Adviser
 (a)(3)             Not Applicable
 (b)                Not Applicable

7(a)                Valuation of the Funds' Shares
 (b)                Shareholder Information; How to Purchase Shares
 (c)                Shareholder information;  How to Redeem Shares
 (d)                Dividends, Distributions and Taxes; Dividends and
                    Distributions
 (e)                Dividends, Distributions and Taxes; Tax Consequences;
                    State and Local Taxes
 (f)                Not Applicable

8(a)-(c)            Not Applicable

9                   To be Filed by Amendment

                                        PART B


                         STATEMENT OF ADDITIONAL INFORMATION

                PPM AMERICA VALUE EQUITY FUNDS, PPM AMERICA SMALL CAP VALUE EQUITY FUND AND PPM AMERICA HIGH YIELD BOND FUND

Item                Location or Caption
-------             ----------------------------------

10(a)               Front cover
  (b)               Table of contents

11(a)               Information About the Funds
  (b)               Not Applicable

12(a)               Information About the Funds; Investment Strategies
                     and Risks
  (b)               Investment Strategies and Risks; Investment Techniques
                     and Risks
  (c)               The Funds' Policies
  (d)               Investment Techniques and risks
  (e)               Not Applicable

13(a)-(d)           Trustees and Officers of the Trust
  (e)               Not Applicable

14(a)               Investment Adviser and Other Services
  (b)               Not Applicable
  (c)               Not Applicable

15(a)               Investment Adviser and Other Services
  (b)               Investment Adviser and Other Services;
                     Principal Underwriter
  (c)(1)            Investment Adviser and Other Services
  (c)(2)            Not Applicable
  (d)               Investment Adviser and Other Services;
                      Accounting Services Agreement
  (e)-(g)           Not Applicable
  (h)(1)            Investment Adviser and Other Services:
                      Accounting Services Agreement

  (h)(2)            Investment Adviser and Other Services;
                      Custodian and Transfer Agent
  (h)(3)            Investment Adviser and Other Services;
                      Custodian and Transfer Agent;
                      Independent Accountants
  (h)(4)            Not Applicable

16(a)-(e)           Investment Adviser and Other Services;
                     Fund Transactions and Brokerage

17(a)               Additional Information; Description of
                     Shares and Voting Rights
  (b)               Not Applicable

18(a)               Purchase of Shares
  (b)               Not Applicable
  (c)               Valuation of the Funds' Shares
  (d)               Redemption of Shares

19(a)               Tax Status
  (b)               Not Applicable

20(a)               Investment Adviser and Other Services;
                     Principal Underwriter
  (b)-(c)           Not Applicable

21(a)               Not Applicable
  (b)               Performance

22(a)-(c)           To be Filed by Amendment

                                SUBJECT TO COMPLETION
                   PRELIMINARY PROSPECTUS DATED _____________, 1998


INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION BUT HAS NOT YET BECOME EFFECTIVE. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALES OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION, OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.
--------------------------------------------------------------------------------



                                  PPM AMERICA FUNDS


                            PPM AMERICA VALUE EQUITY FUND
                       PPM AMERICA SMALL CAP VALUE EQUITY FUND
                           PPM AMERICA HIGH YIELD BOND FUND








                                 [December 15, 1998]

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

THE FUNDS' INVESTMENT OBJECTIVES:

     PPM AMERICA VALUE EQUITY FUND AND PPM AMERICA SMALL CAP VALUE EQUITY FUND
 - To increase the value of your shares through long-term growth of capital and current income.

     PPM AMERICA HIGH YIELD BOND FUND - To provide current income and to increase the value of your shares through long-term growth of capital.

THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES:

     PPM AMERICA VALUE EQUITY FUND - The Fund will invest at least 65% of its assets in the common stocks of U.S. domiciled companies that have a market value in excess of $2.5 billion and which PPM America (the Funds' investment adviser) believes are undervalued relative to the stocks which comprise the S&P 500 Stock Index. The Fund may also invest up to 25% of its assets in the common stocks of U.S. exchange-traded foreign companies that PPM America believes are selling for low prices.

     PPM AMERICA SMALL CAP VALUE EQUITY FUND - The Fund will invest at least 65% of its assets in the common stocks of U.S. domiciled companies that have a market value less than $2.5 billion at the time of purchase and which PPM America believes are undervalued relative to the value of those issuers that have market values less than $2.5 billion. The Fund may also invest up to 25% of its assets in the common stocks of U.S. exchange-traded foreign companies that PPM America believes are selling for low prices.

     PPM AMERICA HIGH YIELD BOND FUND - The Fund will invest at least 65% of its assets in fixed-income securities that are higher-yielding, non-investment grade corporate bonds with maturities exceeding three years. Moody's generally rates these securities Ba or below, while S&P generally rates these securities BB or below, although the Fund may invest in securities that are not rated if PPM America believes these securities are of equivalent credit quality. The Fund may invest in corporate bonds that Moody's rates Ca or S&P rates C, or in unrated bonds that PPM America believes are of equivalent credit quality.

     To increase the value of the Fund's shares, the Fund will invest in corporate bonds that PPM America expects to increase in value because of improvements in credit quality or rating or anticipated declines in interest rates. The Fund may also invest up to 25% of its assets in equity securities to seek to increase the value of the Fund's shares. The Fund may invest up to 25% of its assets in U.S. dollar-denominated fixed-income or equity securities of foreign companies.

THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS:

     PPM AMERICA VALUE EQUITY FUND AND PPM AMERICA SMALL CAP VALUE EQUITY FUND
 - A shareholder can lose money on its investment in either Fund or either Fund could underperform other investments if:

     -    the stock market goes down;

     -    value stocks fall out of favor with the stock market;

     - the stock market continues to value the Funds' holdings lower than PPM America expected;

     - the Funds were incorrect in their assessment that a prospective security was undervalued; or

     - there are adverse political or economic events in foreign countries that impact the value of the Funds' investments in foreign securities.

     In addition, the Small Cap Value Equity Fund could underperform other investments or lose money if the market for that Fund's investments is not actively traded.

     PPM AMERICA HIGH YIELD BOND FUND - A shareholder can lose money on its investment in the Fund or the Fund could underperform other investments if:

     - a corporate bond issuer does not make interest or principal payments to the Fund when due;

     - there is an economic downturn, a substantial period of rising interest rates or a period of political uncertainty that affects the Fund's investments;

     -    the markets for the Fund's investments are not actively traded; or

     -    the credit quality of the corporate bond issuer falls

ANNUAL INVESTMENT RETURNS:

     Although the Funds' past performance will not necessarily indicate how the Funds will perform in the future, the Funds will provide performance information to investors to assist them in understanding that the Funds' returns may vary and that there are possible risks associated with investing in the Funds. For a discussion of PPM America's investment performance for its separately managed accounts, refer to MANAGEMENT OF THE FUNDS.

THE FUNDS' FEES AND EXPENSES:

     This table describes the fees and expenses that you will pay if you buy and hold shares of the Funds.



                                                              SMALL CAP
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM    VALUE EQUITY   VALUE EQUITY   HIGH YIELD
YOUR INVESTMENT)                                 FUND           FUND       BOND FUND
-------------------------------------------------------------------------------------------
   Maximum Sales Charge Imposed on
   Purchases. . . . . . . . . . . . . . . .      None           None          None
   Maximum Deferred Sales Charge. . . . . .      None           None          None


                                                                  SMALL CAP
ANNUAL FUND OPERATING EXPENSES (EXPENSES          VALUE EQUITY   VALUE EQUITY   HIGH YIELD
THAT ARE DEDUCTED FROM THE FUNDS' ASSETS)             FUND           FUND        BOND FUND
------------------------------------------------------------------------------------------
Management Fees                                      0.80%           0.90%         0.65%
Distribution Fees                                    None            None          None
Other Expenses(1)                                    0.30%           0.30%         0.30%
                                                  ----------------------------------------
Total Annual Fund Operating Expenses(2)              1.10%           1.20%         0.95%

---------------------------

(1) These expenses are based on estimated amounts for the fiscal year ending December 31, 1999.
(2) PPM America has voluntarily agreed to reimburse the Funds if total annual fund operating expenses exceed 1.00% for the Value Equity Fund, 1.10% for the Small Cap Value Equity Fund and 0.85% for the High Yield Bond Fund.

EXAMPLE

     The example below is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that:

     - you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods;

     -    your investment has a 5% return each year; and

     - each Fund's operating expenses remain the same as shown under "Annual Fund Operating Expenses," above.

Although your actual costs, and the Funds' returns, may be higher or lower, based on these assumptions, your costs would be:


                         VALUE EQUITY   SMALL CAP VALUE     HIGH YIELD
                            FUND         EQUITY FUND        BOND FUND
--------------------------------------------------------------------------
ONE YEAR                   $112             $122              $ 97

THREE YEARS                $350             $381              $303

     Taking into account the voluntary expense limitations by PPM America, the actual costs for the one year and three year time periods described above would be: Value Equity Fund -- $102 and $318; Small Cap Value Equity Fund -- $112 and $350; and High Yield Bond Fund -- $87 and $271.

MORE INFORMATION ON THE FUNDS' OBJECTIVES, STRATEGIES AND RISKS

OBJECTIVES:

     PPM AMERICA VALUE EQUITY FUND AND PPM AMERICA SMALL CAP VALUE EQUITY FUND
 - To increase the value of your shares through long-term growth of capital and current income.

     PPM AMERICA HIGH YIELD BOND FUND - To provide current income and to increase the value of your shares through long-term growth of capital.

HOW THE FUNDS INVEST:

     PPM AMERICA VALUE EQUITY FUND AND THE PPM AMERICA SMALL CAP VALUE EQUITY FUND - The Value Equity Fund and Small Cap Value Equity Fund invest in common stocks of companies that are primarily domiciled in the U.S., as well as securities convertible into common stocks and securities having common stock characteristics, such as rights and warrants to purchase common stocks.

     PPM America buys and sells common stocks of companies based on the philosophy that a diversified portfolio of undervalued equity securities will outperform the market over the long term. PPM America generally will consider stocks attractive for the PPM America Value Equity Fund if:

     - they have below average valuation characteristics (E.G., price/earnings or price/cash flow ratio) relative to the stocks which comprise the S&P 500 Index; or

     - they have above average dividend yields relative to the stocks that comprise the S&P 500 Index.

     PPM America generally will consider stocks attractive for the PPM America Small Cap Value Equity Fund if they have below average valuation characteristics (e.g., price/earnings or price/cash flow ratio) relative to the stocks which comprise the Russell 2000 Index.

     The thrust of this approach is to seek investments where current investor enthusiasm is low, as reflected in the stock's valuation. Exposure is reduced when the investment community's perceptions improve and the stock approaches fair valuation. PPM America takes a long-term investment approach by placing a strong emphasis on its ability to determine attractive values and does not try to determine short-term changes in the general market level.

     PPM AMERICA HIGH YIELD BOND FUND - The High Yield Bond Fund's investments in high yield securities are generally based on PPM America's analysis of industry trends and individual security characteristics. PPM America conducts credit analyses for each security considered for investment to evaluate its attractiveness relative to its risk. PPM America also maintains a diversified portfolio to limit credit exposure to individual issuers. PPM America tries to identify those issuers whose financial condition is adequate to meet future obligations, or has improved or is expected to improve in the future.

     From time to time, the High Yield Bond Fund may adopt a temporary defensive position during adverse market, economic or other circumstances when PPM America believes that action is needed to avoid losses. During periods when the Fund has assumed a temporary defensive position, the Fund may not be able to achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS:

     PPM AMERICA VALUE EQUITY FUND AND PPM AMERICA SMALL CAP VALUE EQUITY FUND
 - Over time, stocks have shown greater growth potential than other types of securities. In the short term, however, stock prices may fluctuate widely in response to company, market, or economic news.

     PPM AMERICA SMALL CAP VALUE EQUITY FUND - Stocks of small companies tend to be more volatile and less liquid than stocks of large companies and have returns that vary, sometimes significantly, from the overall stock market. As compared to larger companies, small companies may:

     -    have a shorter history of operations,

     -    not have as great an ability to raise additional capital

     - have a less diversified product line making them susceptible to market pressure

     -    have a smaller public market for their shares

     PPM AMERICA HIGH YIELD BOND FUND - Companies generally issue high yield securities as a consequence of corporate restructuring or similar events, with the issuer generally less able to make scheduled payments of interest and principal. The secondary market for high yield securities is generally less liquid than that for investment grade corporate securities. During periods of economic downturns, rising interest rates or when there is reduced market liquidity, high yield bond prices may become more volatile, which may cause the fund to experience sudden and substantial price declines. Since the last major economic recession, there has been a substantial increase in the use of high-yield bond debt securities to fund highly leveraged corporate acquisitions and restructurings, so past experience with high-yield securities in a prolonged economic downturn may not provide an accurate indication of future performance during similar periods.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISER

     PPM America, Inc., located at 225 West Wacker Drive, Chicago, Illinois 60606, is the investment adviser to each of the Funds. PPM America currently manages approximately $41 billion in assets.

     PPM America selects each of the Funds' investments under the supervision of the Board of Trustees. PPM America makes investment decisions for each Fund and places each Fund's purchase and sales orders.

     As compensation for the services rendered by PPM America, each Fund pays PPM America an advisory fee, calculated daily and paid monthly, at the annual rate of 0.80% of the average daily net asset value of the PPM America Value Equity Fund, 0.90% of the average daily net asset value of the PPM America Small Cap Equity Fund and 0.65% of the average daily net asset value of the PPM America High Yield Bond Fund.

     PPM America has voluntarily agreed to reimburse each fund to the extent that its total annual operating expenses exceed the following percent of each Fund's average net assets: 1.00% in the case of PPM America Value Equity Fund, 1.10% for the PPM America Small Cap Value Equity Fund and 0.85% in the case of the PPM America High Yield Bond Fund. For the purpose of determining whether a Fund is entitled to any expense reimbursement, that Fund's expenses are calculated daily and any reimbursement is made monthly. PPM America's agreement to limit each fund's expenses may be terminated by PPM America at any time.

     PPM America utilizes teams of investment professionals acting together to manage the assets of the Funds. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the Funds as they deem appropriate in the pursuit of the Funds' investment objectives.

PRIOR PERFORMANCE OF PPM AMERICA

     The following tables reflect past investment performance achieved by composites of portfolios having investment objectives, policies, strategies and risks substantially similar to those of the Funds. The composites include all discretionary, fee-paying accounts managed by PPM America, which may include mutual funds, that have similar investment profiles. The data is provided to illustrate the past performance of PPM America in managing substantially similar accounts as measured against specified market indices and does not represent the performance of the Funds. Mutual funds may incur certain administrative fees and expenses that were not included in the composite returns shown, therefore, fund returns may be lower. Investors should not consider this performance data as an indication of future performance of the Funds or PPM America.

DIVERSIFIED EQUITY COMPOSITE. The accounts included in PPM America's Diversified Equity Composite have substantially similar investment objectives and strategies as the PPM America Value Equity Fund.


--------------------------------------------------------------------
                      ANNUAL NET RETURNS
--------------------------------------------------------------------
                      Diversified Equity              S&P/Barra
Year                      Composite                 Value Index(1)
--------------------------------------------------------------------
1998(2)                     [   ]                        [  ]
--------------------------------------------------------------------
1997                        28.59%                       [  ]
--------------------------------------------------------------------
1996                        24.14%                       [  ]
--------------------------------------------------------------------
1995                        43.88%                       [  ]
--------------------------------------------------------------------
1994                         3.30%                       [  ]
--------------------------------------------------------------------
1993                        12.92%                       [  ]
--------------------------------------------------------------------
1992                        [   ](3)                     [  ](3)
--------------------------------------------------------------------


--------------------------------------------------------------------
                     AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------
Periods Ended          Diversified Equity
September, 30 1998         Composite              S&P/Barra Value Index
--------------------------------------------------------------------
Three years                   [  ]                       [  ]
--------------------------------------------------------------------
Five years                    [  ]                       [  ]
--------------------------------------------------------------------
Since Inception               [  ]                       [  ]
--------------------------------------------------------------------

     Diversified Small Cap Equity Composite. The accounts included in PPM America's Diversified Small Cap Equity Composite have substantially similar investment objectives and strategies as PPM America Small Cap Value Equity Fund.


--------------------------------------------------------------------
                      ANNUAL NET RETURNS
--------------------------------------------------------------------
                      Diversified Small                Russell 2000
Year                Capitalization Equity             Value Index(4)
--------------------------------------------------------------------
1998(2)                     [   ]                        [  ]
--------------------------------------------------------------------
1997                        33.58%                       [  ]
--------------------------------------------------------------------
1996                        20.07%                       [  ]
--------------------------------------------------------------------
1995                        43.85%                       [  ]
--------------------------------------------------------------------
1994                        -0.80%(5)                    [  ](5)
--------------------------------------------------------------------


--------------------------------------------------------------------
                          AVERAGE ANNUAL
                             RETURNS
--------------------------------------------------------------------
Periods Ended          Diversified Small Cap          Russell 2000
September 30, 1998       Equity Composite             Value Index
--------------------------------------------------------------------
Three years                   [  ]                       [  ]
--------------------------------------------------------------------
Since Inception               [  ]                       [  ]
--------------------------------------------------------------------

     High Yield Composite. The accounts included in PPM America's High Yield Composite have substantially similar investment objectives and strategies as the PPM America High Yield Bond Fund.

--------------------------------------------------------------------
                     ANNUAL NET RETURNS
--------------------------------------------------------------------
                                                  Lehman High Yield
Year                 High Yield Composite              Index(6)
--------------------------------------------------------------------
1998(2)                [              ]            [             ]
--------------------------------------------------------------------
1997                        15.49%                     12.77%
--------------------------------------------------------------------
1996                        13.32%                     11.35%
--------------------------------------------------------------------
1995(7)                      7.19%(7)                   6.01%(7)
--------------------------------------------------------------------


--------------------------------------------------------------------
                      AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------
Periods Ended
[September 30], 1998  High Yield Composite      Lehman High Yield Index
--------------------------------------------------------------------
Three years                   [  ]                       [  ]
--------------------------------------------------------------------
Since Inception               [  ]                       [  ]
--------------------------------------------------------------------

NOTES TO PRESENTATION OF COMPOSITE PERFORMANCE:

(1) The S&P/Barra Value Index is constructed by ranking the securities in the S&P 500 Index by price-to-book ratio and including the securities with the lowest price-to-book ratios that represent approximately half of the market capitalization of the S&P 500 Index. The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regards as generally representative of the U.S. stock market. The Index reflects the reinvestment of income, dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions or other expenses of investing.

(2)  Audited numbers through September 30, 1998.

(3) For the period December 1, 1992 (composite inception) through December 31, 1994.

(4) The Russell 2000 Value Index is an index of common stocks with dividends reinvested, which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index is formed by taking the 3,000 largest U.S. companies and eliminating the largest 1,000, leaving an unweighted index of 2,000 small companies. The Russell 2000 Index is an unmanaged index and returns include reinvested dividends.

(5)  For the period April 1, 1994 (composite inception) through December 31,
1994.

(6) The Lehman High Yield Index is an unmanaged, total return index that covers all fixed income securities having a maximum rating of Bal (including default issues), a minimum amount outstanding of $100 million, and at least a 1 year maturity; PIKS and Eurobonds excluded. The index is a fully invested index, which includes reinvestment of income, but does not include any transaction costs, management fees or other costs in its returns.

(7)  For the period July 1, 1995 (composite inception) through December 31,
1995.

     PPM America's representative composite performance data shown above were calculated in accordance with recommended standards of the Association for Investment Management and Research ("AIMR")(1). AIMR was not involved in the preparation or verification of the data. PPM America received from PricewaterhouseCoopers, LLP a Level II AIMR verification of each composite from inception through September 30, 1998. A complete list of PPM America's composites and copies of the verified presentations are available upon request.
---------------------

(1) AIMR is a non-profit membership and education organization with more than 33,000 members in 77 countries worldwide that, among other things, has formulated a set of performance presentation standards for investment advisers. These AIMR performance presentation standards are intended to
     (i) promote full and fair presentations by investment advisers of their performance results, and (ii) ensure uniformity in reporting so that performance results of investment advisers are directly comparable.

     All annual returns presented were calculated net of the highest advisory fee that could have been charged by PPM America to any account included in the composite and were not calculated using actual fees charged.

     The average annual total return is equivalent to the annual rate of return which, if earned in each year of the indicated multi-year period, would produce the actual cumulative rate of return over the time period.

     The monthly returns of PPM America's composite are calculated by weighing each account's monthly return by its beginning market value as a percent of the total composite beginning market value. Quarterly returns are calculated by linking the monthly composite returns through compounded multiplication. Annual returns are calculated by linking the quarterly returns through compounded multiplication.

     The institutional private accounts that are included in PPM America's composites are not subject to the same types of expenses to which the Funds are subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the funds by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. Consequently, the performance results for PPM America's composite could have been adversely affected if the institutional private accounts included in the composite had been regulated as investment companies under the federal securities and tax laws.

     The investment results of PPM America's composite presented above are not intended to predict or suggest the returns that might be experienced by the Funds or an individual investor in the Funds. Investors should also be aware that the use of a methodology different from that used above to calculate performance could result in different performance data.

SHAREHOLDER INFORMATION

     HOW TO PURCHASE SHARES

     Shares of the Funds are offered to (i) qualified retirement plans (including employer, municipality, union and association and other group retirement plans), employee-benefit trusts, foundations and endowments, (ii) certain financial institutions having sales or service agreements with the Funds or a broker-dealer or financial institution with respect to sales of shares of the funds, (iii) employees and officers of PPM America and its affiliates, or
(iv) any other institution or individual, at the sole discretion of PPM America.

     The minimum initial investment in shares of a Fund is $500,000. That high minimum is intended to help the Funds control their expenses, for the benefit of all the Funds' shareholders. Employees and officers of PPM America and its affiliates have a minimum initial investment of $1,000 and PPM America may waive the minimum initial investment.

     Investments by a qualified retirement plan are made by the plan sponsor or administrator, who is responsible for transmitting all orders for the purchase, redemption and exchange of Fund shares. The availability of an investment by a plan participant in the Funds, and the procedures for investing, depend upon the provisions of the qualified retirement plan and whether the plan sponsor or administrator has contracted with the Funds or the transfer agent for special processing services, including subaccounting. Other institutional and eligible purchasers must arrange for services through the transfer agent by calling 1-800 XXX-XXXX.

     Shares of the Funds may be purchased at the net asset value per share next determined after receipt of the purchase order. The Funds determine net asset value as described under VALUATION OF THE FUNDS' SHARES each day that the Funds are open for business.

     INITIAL PURCHASE BY MAIL: Subject to acceptance by the Funds, an account may be opened by completing and signing an Account Registration Form
(provided at the end of the prospectus) and mailing it to PPM America Funds, c/o First Data Investor Services Group, P. O. Box 61503, 3200 Horizon Drive, King of Prussia, PA 19406, together with a check ($500,000 minimum or $1,000 minimum for officers and employees of PPM America and its affiliates) payable to PPM America Funds. The Funds do not accept third party checks. If an investor's check fails to clear, the Funds will cancel the purchase and will charge the investor $20.00 for any loses or fees incurred.

     An investor should designate the Fund(s) requested on the Account Registration Form. Subject to acceptance by the Fund(s), payment for the purchase of shares received by mail will be credited at the net asset value per share of the Fund next determined after receipt. Such payment need not be converted into Federal Funds (monies credited to the Funds' Custodian Bank by a Federal Reserve Bank) before acceptance by the Fund(s). Please note that payments to investors who redeem shares purchased by check will not be made until payment of the purchase has been collected, which may take up to fifteen business days after purchase. Shareholders can avoid this delay by purchasing shares by wire.

     INITIAL PURCHASE BY WIRE: Subject to acceptance by a Fund, shares of a Fund may also be purchased by wiring Federal Funds to the Trust's Custodian Bank, Boston Safe Deposit & Trust Company (see instructions below). A completed Account Registration Form should be forwarded to PPM America Funds, c/o First Data Investor Services Group, P.O. Box 61503, 3200 Horizon Drive, King of Prussia, PA 19406 in advance of the wire. Notification must be given prior to the determination of net asset value.

     Fund shares will be purchased at the net asset value per share next determined after receipt of the purchase order. (Prior notification must also be received from investors with existing accounts.) Instruct your bank to send a Federal Funds Wire in a specified amount using the following wiring instructions:

     UMB Bank KCNA
     For:  First Data Investor Services Group
     ABA #: 10-10-00695
           -------------------------
     Account #: 98-7037-071-9
               -------------------------
     FBO: (Fund Name, Account Number, and Account Registration)

Wires must be received before 4:00 p.m. (Eastern Time) to receive that day's price. Federal Funds purchases will be accepted only on a day on which the Funds are open for business. SEE CLOSED HOLIDAYS.

     ADDITIONAL INVESTMENTS: Additional investments may be made at any time (minimum additional investment $1,000) by mailing a check along with the section of a recent account statement labelled __________, payable to PPM America
Funds to First Data Service Group, P.O. Box 412707, Kansas City, MO
64191-2791 or at the address noted under Initial Purchase by Mail or by wiring Federal Funds to the Custodian Bank, as outlined above. Shares will be purchased at the net asset value per share next determined after receipt of the money for the purchase. Notification must be given to PPM America
Funds prior to the determination of net asset value.

     OTHER PURCHASE INFORMATION: The Funds may suspend sales of shares of any Fund or reject any purchase order when management believes doing so is in the best interest of the Funds. If management in good faith believes that a shareholder is purchasing and redeeming shares for market timing purposes, the Funds may refuse to sell further shares of any Fund to such shareholder for up to six months. The Funds also reserves the right, in their sole discretion, to waive the minimum initial and additional investment amounts. In the interest of economy and convenience, certificates for shares will not be issued.

     HOW TO REDEEM SHARES

     Fund shares may be redeemed by mail, or, if authorized, by telephone or by facsimile. No charge is made for redemptions. The value of shares redeemed may be more or less than the purchase price, depending on the net asset value at the time of redemption, which is based on the market value of the investment securities held by a Fund. SEE CLOSED HOLIDAYS AND VALUATION OF THE FUNDS' SHARES.

     BY MAIL: Each Fund will redeem shares at the net asset value next determined after the request is received in good order. Requests should be addressed to PPM America Funds, c/o First Data Investors Service Group, P. O. Box 61503, 3200 Horizon Drive, King of Prussia, PA 19406.

     To be in good order, redemption requests must include the following documentation:

     (a) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

     (b)  Any required signature guarantees (see Signature Guarantees); and

     (c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

     SIGNATURE GUARANTEES: To protect against fraud, signature guarantees are required to enable the Funds to verify the identity of the person who has authorized a redemption from an account. Signature guarantees are required for
(1) redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) and the registered address, and (2) share transfer requests. Please contact PPM America Funds, c/o First Data Investors Services Group, P. O. Box 61503, 3200 Horizon Drive, King of Prussia, PA 19406 for further details.

     BY TELEPHONE: Provided the Telephone Redemption Option has been authorized by the shareholder on the Account Registration Form, a redemption of shares may be requested by calling and requesting that the redemption proceeds be mailed to the primary registration address or wired per previously received instructions. Redemption of shares by telephone must be received by 4:00 p.m. (Eastern Time) to receive that day's price. Receipt of proceeds by wire will cost $9.00 per transaction.

     Neither National Planning Corporation, the Funds' distributor, nor the Funds will be responsible for any loss, liability, cost, or expense for acting upon telephone instructions that they reasonably believe to be genuine. In order to confirm that telephone instructions in connection with redemptions are genuine, the Funds and National Planning Corporation will provide written confirmation of transactions initiated by telephone.

     Payment of the redemption proceeds will ordinarily be made within three business days after receipt of an order for a redemption although at times, it may be up to seven days before proceeds are received by an investor. The Funds may suspend the right of redemption or postpone the date of redemption at times when the New York Stock Exchange ("NYSE"), is closed (SEE CLOSED HOLIDAYS), when trading on the NYSE is restricted or under any emergency circumstances as determined by the SEC or for such other periods as the SEC may permit.

     If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution in-kind of readily marketable securities held by the Fund in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of a Fund's securities received in such payments of redemptions.

     SHAREHOLDER SERVICES

     EXCHANGE PRIVILEGE: Shares of each Fund may be exchanged for shares of another Fund based on the respective net asset values of the shares involved. There are no exchange fees. Exchange requests by telephone must be placed prior to 4:00 p.m. (Eastern Time) to receive that day's price. Written exchange requests should be sent to PPM America Funds, c/o First Data Investor Services Group, P. O. Box 61503, 3200 Horizon Drive, King of Prussia, PA 19406.

     Because an exchange of shares is a redemption from one Fund and purchase of shares of another Fund, the above information regarding purchase and redemption of shares applies to exchanges. Shareholders should note that an exchange is a sale and purchase of shares and may result in a capital gain or loss for tax purposes.

     The Funds may refuse to accept any request for an exchange when, in their opinion, the exchange privilege is being used as a tool for market timing. The Funds may change the terms or conditions of the exchange privilege at any time, but will try to give shareholders sixty days' notice of any change.

     TRANSFER OF REGISTRATION: The registration of a Fund's shares may be transferred by writing to PPM America Funds, c/o First Data Investor Services Group, P. O. Box 61503, 3200 Horizon Drive, King of Prussia, PA 19406. As in the case of redemptions, the written request must be received in good order as defined above and should be signature guaranteed. Unless shares are being transferred to an existing account, requests for transfer must be accompanied by a completed Account Registration Form for the receiving party.

VALUATION OF THE FUNDS' SHARES

     The price of the shares of each Fund is that fund's net asset value. Net asset value per share is determined by dividing the total market value of a Fund's investments and other assets, less any liabilities, by the total outstanding shares of that fund. Net asset value per share is determined as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day the Funds are open for business.

EQUITY FUNDS

     Equity securities listed on a U.S. securities exchange or Nasdaq National Market for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Price information on listed equity securities is taken from the exchange where the security is primarily traded. Unlisted equity securities and listed U.S. equity securities not traded on the valuation date or for which market quotations are not readily available (including restricted securities), and securities, the value of which have been materially affected by events, occurring after the close of the market on which they principally trade, are determined in good faith at a fair value using methods approved by the Board of Trustees.

HIGH YIELD BOND FUND

     Bonds and other fixed-income securities which are traded over the counter and on an exchange will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed-income securities this ordinarily will be the over-the-counter market. However, bonds and other fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account institutional size trading in similar groups of securities and any developments related to specific securities. Bonds and other fixed-income securities not priced in this manner are valued at the most recent quoted bid price, or when stock exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. In the absence of readily available market quotations (or when in the view of PPM America, available market quotations do not accurately reflect a security's fair value), securities are valued in good faith at a fair value using methods approved by the Board of Trustees. Equity securities held by the High Yield Bond Fund are valued as described above under "Equity Funds".

     If a security is valued using fair value pricing because of an event that occurred after the market close, the effect of this will be that the net asset value will not be based on the last quoted price on the security, but on a price which the Board of Trustees or their delegate believes reflects the current and true price of the securely.

     CLOSED HOLIDAYS: Currently, the weekdays on which the Funds are closed for business and their shares are not priced are: New Years Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. During these days, the price of foreign securities held by the funds may change. As a result, the Funds' net asset values may also change during these days, but Shareholders will not be able to purchase or redeem the Funds' shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES:

     DIVIDENDS AND DISTRIBUTIONS: The Funds normally distribute substantially all of their net investment income and net realized capital gains to shareholders on an annual basis. If any Fund does not have income available to distribute, as determined in compliance with the appropriate tax laws, no distribution will be made. All dividends and capital gains distributions are automatically paid in additional shares of the Funds unless the shareholder elects otherwise. A shareholder may elect to receive cash by writing to the Funds or by electing to do so on the Account Registration Form. Undistributed net investment income is included in the Funds' net asset for the purposes of calculating net asset value per share. Therefore, on the ex-dividend date, the net asset value per share is reduced by the per share amount of the dividend. Dividends paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable as ordinary income.

     TAX CONSEQUENCES: The Funds intend to make distributions that may be taxed as ordinary income. Capital gains distributions are taxable to shareholders at capital gains rates.

Each Fund will designate capital gains distributions to individual shareholders as either subject to the federal capital gains rate imposed on property held for more than 12 months or on property held for less than 12 months.
Distributions paid in January but declared by a Fund in October, November or December of the previous year are taxable to shareholders in the previous year. Exchanges and redemptions of shares in a Fund are taxable events.

     STATE AND LOCAL TAXES: Shareholders should consult with their tax advisers for the state and local income tax consequences of distributions from the Funds.

YEAR 2000 INFORMATION

     As the year 2000 approaches, there is concern that some computer systems used today are unable to process and calculate date-related information because they are not programmed to distinguish between the year 2000 and the year 1900. PPM America is taking steps to ensure that the computer systems on which the smooth operation of the funds depends will continue to function properly. PPM America will work with the service providers to the Funds, such as the transfer agency, fund accountant and custodian to arrange for testing of internal and external systems. Based on the information currently available, PPM America does not anticipate any material impact on the delivery of services. There can be no assurance, however, that the steps taken by PPM America in preparation for the Year 2000 will be sufficient to avoid any adverse impact on the Funds.

FOR MORE INFORMATION ABOUT THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

Statement of Additional Information (SAI): The Funds' statements of additional information includes additional information about the Funds and is incorporated into this prospectus by reference.

You may obtain copies of the SAI and obtain other information or make inquiries by contacting the Funds at:

PPM America Funds
225 West Wacker Drive, Suite 1200
Chicago, Illinois 60606
800-XXX-XXXX
E-mail _____@____.com

Information about the Funds, their reports and SAI can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Reports and other information about the Funds are also available on the SEC's internet site at http:/www.sec.gov. You may obtain copies of this information, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.










Investment Company Act File No. 811-xxxxx

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION DATED ____________, 1998

A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION BUT HAS NOT YET BECOME EFFECTIVE.
INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BY ANY SALES OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION, OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.
--------------------------------------------------------------------------------

                         STATEMENT OF ADDITIONAL INFORMATION

                                 [DECEMBER 15, 1998]

                                  PPM AMERICA FUNDS

PPM America Value Equity Fund
PPM America Small Cap Value Equity Fund
PPM America High Yield Bond Fund

--------------------------------------------------------------------------------

     This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the PPM America Funds' Prospectus, dated [December 15, 1998]. The Prospectus may be obtained at no charge by calling
(800) xxx-xxxx, or writing PPM America Funds, 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606.

                                  TABLE OF CONTENTS

                                                                           Page
                                                                           ----
INFORMATION ABOUT THE FUNDS. . . . . . . . . . . . . . . . . . . . . . . . .  1
INVESTMENT STRATEGIES AND RISKS. . . . . . . . . . . . . . . . . . . . . . .  1
INVESTMENT TECHNIQUES AND RISKS. . . . . . . . . . . . . . . . . . . . . . .  2
THE FUNDS' POLICIES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10
TRUSTEES AND OFFICERS OF THE TRUST . . . . . . . . . . . . . . . . . . . . . 11
INVESTMENT ADVISER AND OTHER SERVICES. . . . . . . . . . . . . . . . . . . . 12
     Principal Underwriter . . . . . . . . . . . . . . . . . . . . . . . . . 14
     Administrative Services Agreement . . . . . . . . . . . . . . . . . . . 14
     Custodian and Transfer Agent. . . . . . . . . . . . . . . . . . . . . . 14
     Independent Accountants . . . . . . . . . . . . . . . . . . . . . . . . 14
     Fund Transactions and Brokerage . . . . . . . . . . . . . . . . . . . . 15
PERFORMANCE. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 17
VALUATION OF THE FUNDS' SHARES . . . . . . . . . . . . . . . . . . . . . . . 20
     Equity Funds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 20
     High Yield Bond Fund. . . . . . . . . . . . . . . . . . . . . . . . . . 20
PURCHASE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 21
REDEMPTION OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . 22
SHAREHOLDER SERVICES . . . . . . . . . . . . . . . . . . . . . . . . . . . . 22
     Exchange Privilege. . . . . . . . . . . . . . . . . . . . . . . . . . . 22
     Transfer of Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . 23
ADDITIONAL INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . 23
TAX STATUS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 24
Appendix -- Bond Ratings . . . . . . . . . . . . . . . . . . . . . . . . . .A-1
     Ratings by Moody's: . . . . . . . . . . . . . . . . . . . . . . . . . .A-1

                             INFORMATION ABOUT THE FUNDS

     The PPM America Value Equity Fund ("Value Fund"), PPM America Small Cap Value Equity Fund ("Small Cap Fund") and PPM America High Yield Bond Fund ("High Yield Bond Fund")(each, a "Fund" and together, the "Funds") are series of PPM America Funds (the "Trust"). The Trust is an open-end management investment company organized under the laws of Massachusetts, by an Agreement and Declaration of Trust dated September 9, 1998.

     PPM America, Inc. ("PPM America") is the investment adviser to each of the Funds. For a description of PPM America and its fees, see INVESTMENT ADVISER AND OTHER SERVICES.

     The discussion below supplements the description in the prospectus of the Funds' investment objectives, strategies and risks.

                           INVESTMENT STRATEGIES AND RISKS

     The Value Fund and Small Cap Fund invest to increase the value of an investor's shares through long-term growth of capital and current income.

     These funds will invest in common stocks of companies that are primarily domiciled in the U.S., as well as securities convertible into common stocks and securities having common stock characteristics, such as rights and warrants to purchase common stocks.

     PPM America buys and sells common stocks of companies based on the philosophy that a diversified portfolio of undervalued equity securities will outperform the market over the long term. PPM America generally will consider stocks attractive for the Value Fund if:

     - they have below average valuation characteristics (e.g., price/earnings or price/cash flow ratio) relative to the stocks which comprise the S&P 500 Index; or
     - they have above average dividend yields relative to the stocks that comprise the S&P 500 Index

PPM America generally will consider stocks attractive for the Small Cap Fund if they have below average valuation characteristics (e.g., price/earnings or price/cash flow ratio) relative to the stocks which comprise the Russell 2000 Index.

     The thrust of this approach is to seek investments where current investor enthusiasm is low, as reflected in the stock's valuation. Exposure is reduced when the investment community's perceptions improve and the company approaches fair valuation. PPM America takes a long-term investment approach by placing a strong emphasis on its ability to determine attractive values and does not try to determine short-term changes in the general market level.

     The High Yield Bond Fund invests to provide current income and to increase the value of your shares through long-term growth of capital. The High Yield Bond Fund may enter into repurchase agreements and firm commitment agreements and may purchase securities on a when-issued basis. The fund also invests in foreign securities, which involves special risks. Under normal market conditions, the High Yield Bond Fund invests at least 65% of its total assets in high yielding, non-investment grade bonds. Subject to this requirement, the High Yield Bond Fund may maintain assets in cash or cash equivalents, including commercial bank obligations, commercial paper and obligations issued or guaranteed by the U.S. Government.

Each of the Funds is a diversified investment company.

                           INVESTMENT TECHNIQUES AND RISKS

     BANK OBLIGATIONS. Bank obligations include certificates of deposit, bankers' acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variables rates. The Funds may invest in U.S. banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks.

     COMMERCIAL PAPER. Commercial paper are short-term promissory notes issued by corporations primarily to finance short-term credit needs. Certain notes may have floating or variable rates.

     FOREIGN GOVERNMENT SECURITIES. Foreign government securities are issued or guaranteed by a foreign government, province, instrumentality, political subdivision or similar until thereof.

     HIGH YIELD BONDS. High yield bonds are fixed income securities offering high current income that are in the lower rated categories or recognized rating agencies or not rated. These lower-rated fixed income securities are considered, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rated categories.

     High yield securities frequently are issued by corporations in the growth stage of their development. They may also be issued in connection with a corporate reorganization or a corporate takeover. Companies that issue such high yielding securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities. For example, during an economic downturn or recession, highly leveraged issuers of high yield securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. Adverse publicity and investor perceptions regarding lower rated bonds, whether or not based upon fundamental analysis, may also depress the price for such securities. The risk of loss from default by the issuer is significantly greater for the holders of high yield securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

     HYBRID INSTRUMENTS. Hybrid instruments have recently been developed and combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. Often these hybrid instruments are indexed to the price of a commodity, a particular currency, or a domestic or foreign debt or equity securities index. Hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

     REPURCHASE AGREEMENTS. A Repurchase Agreement may be considered a loan collateralized by securities. The Funds must take physical possession of the security or receive written confirmation of the purchase and a custodial or safekeeping receipt from a third party or be recorded as the owner of the security through the Federal Reserve Book Entry System. The Funds may invest in open repurchase agreements which vary from the typical agreement in the following respects: (1) the agreement has no set maturity, but instead matures upon 24 hours' notice to the seller; and (2) the repurchase price is not determined at the time the agreement is entered into, but is instead based on a variable interest rate and the duration of the agreement.

     SHORT-TERM CORPORATE DEBT SECURITIES. Short-term corporate debt securities are outstanding non-convertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity. Corporate notes may have fixed, variable, or floating rates.

     SUPRANATIONAL AGENCY SECURITIES. Supranational Agency Securities are securities issued or guaranteed by certain supranational entities, such as the International Development Bank.

     U.S. GOVERNMENT AGENCY SECURITIES. U.S. Government Agency Securities are issued or guaranteed by U.S. Government sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association, Governmental National Mortgage Association, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, the Small Business Association, Student Loan Marketing Association, and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

     U.S. GOVERNMENT OBLIGATIONS. U.S. Government Obligations include bills, notes, bonds, and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in the length of their maturities.

     VARIABLE RATE SECURITIES. Variable Rate Securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon some appropriate interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular and range from daily up to annually, or may be event based, such as on a change in the prime rate. Variable Rate Securities that cannot be disposed of promptly within seven days and in the usual course of business without taking a reduced price will be treated as illiquid and subject to the limitation on investments in illiquid securities.

     WARRANTS. The Funds may invest in warrants. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the price of the underlying securities.

     WHEN-ISSUED SECURITIES AND FORWARD COMMITMENT CONTRACTS. The Funds may purchase securities on a when-issued or delayed delivery basis ("When-Issued") and may purchase securities on a forward commitment basis ("Forwards"). Any or all of the Funds investments in debt securities may be in the form of When-Issueds and Forwards. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment take place at a later date. Normally, the settlement date occurs within 90 days of the purchase for When-Issueds, but may be substantially longer for Forwards. During the period between purchase and settlement, no payment is made by the Funds to the issuer and no interest accrues to the Funds. The purchase of these securities will result in a loss if their value declines prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement. The longer the period between purchase and settlement, the greater the risks. At the time the Funds make the commitment to purchase these securities, it will record the transaction and reflect the value of the security in determining its net asset value. The Funds will segregate for these securities by maintaining cash and/or liquid assets with its custodian bank equal in value to commitments for them during the time between the purchase and the settlement. Therefore, the longer this period, the longer the period during which alternative investment options are not available to the Funds (to the extent of the securities used for cover). Such securities either will mature or, if necessary, be sold on or before the settlement date.

     ZERO COUPON BONDS. Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accreted discount (representing interest accrued but not paid) are paid at maturity. Strips are debt securities that are stripped of their interest after the securities are issued, but otherwise are comparable to zero coupon bonds. The market value of strips and zero coupon bonds generally fluctuates in response to changes in interest rates to a greater degree than interest-paying securities of comparable term and quality.

     RULE 144A SECURITIES. The High Yield Bond Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the Securities Act of 1933 (the "1933 Act"). That Rule permits certain qualified institutional buyers, such as the High Yield Bond Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. PPM America, under the supervision of the Board of Trustees of the Trust (the "Board"), will consider whether securities purchased under Rule 144A are illiquid and thus subject to the High Yield Bond Fund's restriction of investing no more than 15% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, PPM America will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, PPM America could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers,
(3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (E.G., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the High Yield Bond Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the High Yield Bond Fund does not invest more than 15% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

     OPTIONS ON SECURITIES AND INDEXES. The High Yield Bond Fund may purchase and may sell both put options and call options on debt or other securities or indexes in standardized contracts traded on national securities exchanges, boards of trades, or similar entities, or quoted on Nasdaq, and agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.

     An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on an individual security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

     The High Yield Bond Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the High Yield Bond Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

     If an option written by the High Yield Bond Fund expires, it realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the High Yield Bond Fund expires, it realizes a capital loss equal to the premium paid.

     Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the High Yield Bond Fund desires.

     The High Yield Bond Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the High Yield Bond Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option the High Yield Bond Fund will realize a capital gain or, if it is less, it will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     A part or call option purchased by the High Yield Bond Fund is an asset of the High Yield Bond Fund, valued initially at the premium paid for the option. The premium received for an option written by the High Yield Bond Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not rated on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     RISKS ASSOCIATED WITH OPTIONS ON SECURITIES AND INDEXES. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities markets and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     There can be no assurance that a liquid market will exist when the High Yield Bond Fund seeks to close out an option position. If the High Yield Bond Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option, the High Yield Bond Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

     If trading were suspended in an option purchased by the High Yield Bond Fund, it would not be able to close out the option. If restrictions on exercise were imposed, the High Yield Bond Fund might be unable to exercise an option it has purchased.

     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The High Yield Bond Fund may use interest rate futures contracts and index futures contracts. An interest rate or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index(1) at a specified price and time. A public market exits in futures contracts covering a number of indexes as well as the following financial instruments; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; and foreign currencies. It is expected that other futures contract will be developed and traded.

     The High Yield Bond Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A future option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.
The High Yield Bond Fund might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of security prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of its securities or the price of the securities that it intends to purchase. Although other techniques could be used to reduce exposure to security price, interest rate and currency fluctuations, the High Yield Bond Fund may be able to achieve its exposure more effectively and perhaps at a lower cost by using futures contracts and future options.

     The success of any futures transaction depends on PPM America correctly predicting changes in the level and direction of security prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, the High Yield Bond Fund's return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, PPM America might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.

     When a purchase or sale of a futures contract is made, the High Yield Bond Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the High Yield

------------------------

(1) A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.

Bond Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The High Yield Bond Fund expects to earn interest income on its initial margin deposits. A futures contract held by the High Yield Bond Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the High Yield Bond Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin paid or received by the High Yield Bond Fund does not represent a borrowing or loan by the High Yield Bond Fund but is instead settlement between the High Yield Bond Fund and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous trading day. In computing daily net asset value the High Yield Bond Fund will mark-to-market its open futures positions.

     The High Yield Bond Fund is also required to deposit and maintain with respect to put and call options on futures contracts written by it. Such margin, deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the High Yield Bond Fund.

     Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the High Yield Bond Fund realizes a capital gain, or if it is more, it realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the High Yield Bond Fund realizes a capital gain, or if it is less, it realizes a capital loss. The transaction costs must also be included in these calculations.

     RISKS ASSOCIATED WITH FUTURES. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the portfolio exposure sought.
In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and debt securities, including technical influences in futures trading and futures options and differences between the financial instruments and the instruments underlying the standard contract available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

     There can be no assurance that a liquid market will exist at a time when the High Yield Bond Fund seeks to close out a futures or a futures option position. The High Yield Bond Fund would be exposed to possible loss on the position during the interval of inability to close and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

     LIMITATIONS ON OPTIONS AND FUTURES. If other options, futures contracts, or futures options of types other than those described herein are traded in the futures, the High Yield Bond Fund may also use those investment vehicles, provided the Board determines that their use is consistent with the investment objective.

     When purchasing a futures contract or writing a put on a futures contract, the High Yield Bond Fund must maintain with its custodian (or broker, if legally permitted) cash or cash equivalents (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, the High Yield Bond Fund similarly will maintain with its custodian cash or cash equivalents (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed out by the High Yield Bond Fund.

     The High Yield Bond Fund may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent the High Yield Bond Fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

     In order to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being deemed a "commodity pool operator," the High Yield Bond Fund will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and intent of the Regulation 1.3(z), or, with respect to positions in commodity futures and commodity options contracts that do not come within the meaning and intent of 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the assets of the High Yield Bond Fund, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into in the case of an option that is in-the-money at the time of purchase, the in-the-money amount (as defined in Section 190.01(x) of the Commission Regulations) may be excluded in computing such 5%.

     If the High Yield Bond Fund adopts a temporary defensive position, it will invest in cash and cash equivalents, as well as U.S. Treasury securities.

                                 THE FUNDS' POLICIES

     Each Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund if a matter affects just that Fund), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular
Fund) are present or represented by proxy. Upon otherwise indicated, all restrictions apply at the time of investment. As fundamental policies, no Fund may:

     (1) Own more than 10% of the outstanding voting securities of any one issuer and as to seventy-five percent (75%) of the value of the total assets of each Fund, purchase the securities of any one issuer (except cash items and "government securities" as defined under the Investment Company Act of 1940, as amended (the "1940 Act"), if immediately after and as a result of such purchase, the value of the holdings of a Fund in the securities of such issuer exceeds 5% of the value of such Fund's total assets.

     (2) Invest more than 25% of the value of their respective assets in any particular industry (other than U.S. Government securities).

     (3) Invest directly in real estate or interests in real estate; however, a Fund may own debt or equity securities issued by companies engaged in those businesses.

     (4) Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent a Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

     (5) Lend any security or make any other loan if, as a result, more than 33 1/3% of a Fund's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).

     (6) Act as an underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the deposition of portfolio securities of such Fund.

     (7) Invest more than 15% of a Fund's net assets in securities that are restricted as to disposition under federal securities with other legal or contractual restrictions on resale. This limitation does not apply to securities eligible for resale pursuant to Rule 144A of the 1933 Act or commercial paper issued in reliance upon the exception from registration contained in Section 4(2) of the Act, which have been determined to be liquid in accordance with guidelines established by the Trust's Board.

     (8) The Fund will not issue senior securities except that they may borrow money for temperature or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of their respective total assets (including the amount borrowed) less liabilities (other than borrowings). If borrowings exceed 25% of the value of a Fund's total assets by reason of a decline in net assets, the Fund will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements, deposits of assets to margin or guarantee positions in futures, options, swaps and forward contracts, or the segregation of assets in connection with such contracts.

     Each Fund has the following additional investment restrictions that are operating policies of the Funds and may be changed without shareholder approval:

     (a) The Funds do not currently intend to sell securities short, unless they own or have the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefore, and provided that transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short.

     (b) The Funds do not currently intend to purchase securities on margin, except that the Funds may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

     (c) The Funds do not currently intend to (i) purchase securities of other investment companies, except in the open market where no commission, except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as are result of a reorganization, consolidation, or merger.

     The investment objective of a Fund may be changed by the Board without shareholder approval.

                          TRUSTEES AND OFFICERS OF THE TRUST

     The officers of the Trust manage its day to day operations and are responsible to the Board. The Board sets broad policies for each Fund and choose the Trust's officers. The following is a list of the Trustees and officers of the Trust and a statement of their present positions and principal occupations during the past five years. The mailing address of the officers and Trustees, unless otherwise noted, is 225 W. Wacker Drive, Suite 1200, Chicago, Illinois 60606.



                              Position(s) Held With the               Principal Occupations During
    Name (Age)                          Funds                                 Past 5 Years
------------------------      ----------------------------            ----------------------------------
Swanson, Russell W. (41)      Trustee and President                   President, PPM America, Inc.
Mandich, Mark B. (38)         Trustee, Chief Financial Officer        Executive Vice President, Chief
                              and Treasurer                           Compliance Officer and
                                                                      Treasurer, PPM America, Inc.
Nerud, Mark D. (32)           Secretary and Assistant                 Chief Financial Officer,
                              Treasurer                               Jackson National Financial
                                                                      Serices, LLC; Chief Operating
                                                                      Officer and Treasurer, Jackson
                                                                      National Financial Services, Inc.;
                                                                      Assistant Vice President, Assistant
                                                                      Controller and Senior Manager,
                                                                      Jackson National Life Insurance
                                                                      Company; Manager, Voyageur
                                                                      Asset Management Company.
Brody, Richard S. (44)        Vice President                          Executive Vice President, PPM
                                                                      America, Inc.
White, James J., Jr. (38)     Vice President                          Senior Managing Director-Marketing,
                                                                      PPM America, Inc., Principal,
                                                                      NFJ Investment Group
Alter, Mark L.  (35)          Vice President                          Managing Director-Trading,
                                                                      PPM America, Inc.
Bianco, JoAnne M. (35)        Vice President                          Director-Corporate Bond
                                                                      Research, PPM America, Inc.
[_____________]               Trustee                                 [_____________]
[_____________]               Trustee                                 [_____________]
[_____________]               Trustee                                 [_____________]



*The Trustees who are "interested persons" and officers as designated above receive no compensation from the Trust. Trustees who are not interested persons ("Outside Trustees") will be paid $1,000 for each meeting they attend. It is anticipated that the Outside Trustees will receive the following annual fees for services as Trustee:


     Trustee                Aggregate Compensation from Trust
------------------------    ---------------------------------
[                 ]                      $4,000
[                 ]                      $4,000
[                 ]                      $4,000


                        INVESTMENT ADVISER AND OTHER SERVICES

     PPM America is the investment adviser to each Fund and provides each Fund with professional investment supervision and management. PPM America is an indirect, wholly-owned subsidiary of Prudential Portfolio Managers, Ltd., which is in turn wholly-owned by Prudential Corporation plc, ("Prudential") one of the largest life insurance companies in the

United Kingdom. As of the date of this SAI, PPM America owns 100% of the issued and outstanding shares of the Funds and is deemed to control the Funds under the 1940 Act.

     Pursuant to an Investment Advisory Agreement, PPM America acts as the Trust's investment adviser, furnishes office facilities and equipment, and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. The Investment Advisory Agreement continues in effect for each Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by (i) a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Trust, and (ii) the shareholders of each Fund or the Board. It may be terminated at any time upon 60 days notice by either party, or by a majority vote of the outstanding shares of a Fund with respect to that Fund, and will terminate automatically upon assignment. If a new fund is formed in the future as a series of the Trust, that series will be subject to the Investment Advisory Agreement. The Investment Advisory Agreement provides that PPM America shall not be liable for any error of judgment, or for any loss suffered by the Funds in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of PPM America in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

     As compensation for the services rendered by PPM America, each fund pays PPM America an advisory fee, calculated daily and paid monthly, at the annual rate of .80% of the average daily net asset value of the Value Fund, .90% of the average daily net asset value of the Small Cap Fund and .65% of the average daily net asset value of the High Yield Bond Fund.

     PPM America has voluntarily agreed to reimburse each Fund to the extent that its total annual operating expenses exceed the following percent of the Fund's average net assets: 1.00% in the case of Value Fund, 1.10% for the Small Cap Fund and 0.85% in the case of the High Yield Bond Fund. For the purpose of determining whether a Fund is entitled to any expense reimbursement, that Fund's expenses are calculated daily and any reimbursement is made monthly. PPM America's voluntary expense limitation may be terminated by PPM America at any time.

     The Trust pays the compensation of the Trustees who are not affiliated with PPM America and all expenses (other than those assumed by PPM America), including governmental fees, interest charges, taxes, membership dues in certain industry association allocable to the Trust, fees and expenses of independent certified public accountants, legal counsel, and any transfer agent, registrar, and divided disbursing agent of the Trust, expenses of preparing, printing, and mailing shareholders' reports, notices, proxy statements, and reports to governmental offices and commissions, expenses connected with the execution, recording, and settlement of portfolio security transactions, insurance, calculating the net asset value of shares of the Trust, and expenses relating to the issuance, registration, and qualification of shares of the Trust.

PRINCIPAL UNDERWRITER

National Planning Corporation ("NPC"), 401 Wilshire Boulevard, Santa Monica, California 90401, acts as the distributor to the Funds' shares. NPC is an indirect, wholly-owned subsidiary of Prudential.

     Shares of each Fund are offered for sale by NPC without any sales commissions, 12b-1 fees or other charges to the Funds or their shareholders.
All distribution expenses relating to the Funds are paid by PPM America, including the payment or reimbursement of any expenses incurred by NPC. The Distribution Agreement will continue in effect through [November ___, _____] and thereafter from year to year provided such continuance is approved annually (i) by a majority of the Trustees or by a majority of the outstanding voting securities of the Trust, and (ii) by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of any such party.

The Trust has agreed to pay all expenses in connection with registration of its shares with the Securities and Exchange Commission and any auditing and filing fees required in compliance with various state securities laws. PPM America bears all sales and promotional expenses, including the cost of prospectuses and other materials used for sales and promotional purposes by NPC. NPC offers the funds' shares only on a best efforts basis.

ACCOUNTING SERVICES AGREEMENT

     Jackson National Financial Services LLC 225 West Wacker Drive Suite 1200, Chicago IL 60606, ("JNFS") acts as the Funds' accounting agent. JNFS is an indirect, wholly-owned subsidiary of Prudential. Pursuant to a contract between the Trust and JNFS, JNFS provides accounting and administrative services to the Funds. For its services, JNFS is paid $27,000 per Fund per year plus 0.04% of the daily average net assets of each Fund.

CUSTODIAN AND TRANSFER AGENT

     Boston Safe Deposit & Trust Company, One Boston Place, Boston, Massachusetts 02108, acts as custodian for each Fund of the Trust. The custodian has custody of all securities and cash of the Trust and attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Trust.

     First Data Investors Services Group, P.O. Box 61503, 3200 Horizon Drive, King of Prussia, Pennsylvania 19406, is the transfer agent and dividend-paying agent for each Fund of the Trust.

INDEPENDENT ACCOUNTANTS


     The Funds' independent accountants, PricewaterhouseCoopers LLP, 200 East Randolph Drive, Chicago, Illinois 60601, audit and report on the Funds' annual financial statements, prepare the Funds' federal income and excise tax returns, and perform other professional accounting, auditing and advisory services when engaged to do so by the Funds.

FUND TRANSACTIONS AND BROKERAGE

     PPM America places the orders for the purchase and sale of the Funds' portfolio securities and options and futures contracts. Purchases and sales of portfolio securities for the Value Equity Fund and the Small Cap Value Equity Fund are ordinarily transacted through brokers, acting as agent and receiving a commission, or through dealers acting as principal. Purchases and sales of portfolio securities for the High Yield Fund are ordinarily transacted with primary or secondary market makers acting as principal or agent for the securities on a net basis. Transactions placed through dealers reflect the spread between the bid and asked prices. Occasionally, each of the funds may make purchases of underwritten issues at prices that include underwriting discounts or selling concessions.

     PPM America's overriding objective in effecting portfolio transactions is to seek to obtain the best combination of price and execution. The best net price, giving effect to brokerage commissions, if any, and other transaction costs, normally is an important factor in this decision, but a number of other judgmental factors also may enter into the decision. These include: PPM America's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being traded; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others which are considered; PPM America's knowledge of the financial stability of the broker or dealer selected. Recognizing the value of these factors, the Fund may pay a brokerage commission in excess of that which another broker or dealer may have charged for effecting the same transaction. Evaluations of the reasonableness of brokerage commissions, based on the foregoing factors, are made on an ongoing basis by PPM America while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by PPM America, and reports are made at least annually to the Board.

     Before effecting brokerage transactions, PPM America determines in good faith that the amount of such commission is reasonable in relation to the factors set forth above, including the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or PPM America's overall responsibilities to all its clients.

     When more than one broker is believed to be capable of providing the best combination of price and execution with respect to particular securities transactions, PPM America generally will select brokers or dealers which provide it with research services or products. Research and other products or services so provided may relate to a specific transaction placed with such broker, but for the most part the services so provided will consist of a wide variety of information useful to PPM America and all of its clients, including the funds. This material relates to general economic, interest rate, and equity and debt market conditions as well as information on specific companies and industries.

     Some of the types of products, research and services which may be paid for with client commissions include: research reports, subscriptions and financial and industry publications and research compilations, quantitative, economic, international and market strategy services, compilations of securities prices, dividends and similar data bases, quotation equipment and services, professional seminars, and the services of certain economic or financial consultants. The above list contains some examples of the services and products which may be acquired with client commissions; PPM America may receive other types of products, research and services. The research materials may be originated by the broker performing execution services or by third parties who are paid by the broker. PPM America's ability to obtain such products, research and services is an integral factor in the establishment of PPM America's fees.

     From time to time PPM America may receive products or services which are used both as investment research and for administrative, marketing or other non-research purposes. In those cases, PPM America makes a good faith effort to determine the relative proportions of such products or services which constitute "research." The portion of the cost of such products or services attributable to research may be paid, in whole or in part, by brokerage commissions on client transactions. The costs not attributable to research is paid by PPM America in cash.

     Research products or services may benefit any or all of PPM America's clients and such products or services may not necessarily be used by PPM America in connection with the account(s) which paid the commissions to the broker providing such products or services.

     PPM America also may advise clients, including the funds, regarding debt issues or other fixed price offerings ("Fixed Price Offerings"). In such situations, PPM America may direct that a portion of a Fixed Price Offering be purchased for a client from a broker who provides "selling concessions" to PPM America in the form of research services, products or analysis which will consist of a wide variety of information and products useful to PPM America or its clients in general. The direction of such purchases of Fixed Price Offerings to particular brokers generally will not result in any added costs to clients. Nevertheless, since PPM America derives a benefit from such selling concessions which it would not otherwise have absent its relationship with its clients, those arrangements may create a conflict of interest. In other words, PPM America theoretically may have an incentive to use broker-dealers providing it with selling concessions, even if such broker-dealers are not providing the best qualitative execution services. Despite this incentive, PPM America uses its best efforts to cause transactions to be executed in a manner consistent with applicable law and its obligations to its clients, including the funds.

     Transactions for each client account generally are completed independently. PPM America, however, may purchase or sell the same securities or instruments for a number of clients simultaneously. When possible, orders for the same security are combined or "batched" to facilitate best execution and to reduce brokerage commissions or other costs. PPM America effects batched transactions in a manner designed to ensure that no participating client is favored over any other client. Specifically, each client that participates in a batched transaction will participate at the average share price for all of PPM America's transactions in that security on that business day. Securities purchased or sold in a batched transaction are allocated pro-rata, when possible, to the participating client accounts in proportion to the size of the order placed for each account. Each client that participates in a batched transaction is assessed the pro rata costs associated with that transaction in proportion to size of the order placed for that account. PPM America may, however, increase or decrease the amount of securities allocated to each account if necessary to avoid holding odd-lot or small numbers of shares for particular clients. Additionally, if PPM America is unable to fully execute a batched transaction and PPM America determines that it would be impractical to allocate a small number of securities among the accounts participating in the transaction on a pro-rata basis, PPM America may allocate such securities in a manner determined in good faith to be fair and equitable.

                                     PERFORMANCE

     From time to time the Funds may quote total return figures in sales material. "Total Return" for a period is the percentage change in value during the period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return for the period.

     Average Annual Total Return will be computed as follows:

              ERV = P(1+T) TO THE POWER OF n

Where: P = the amount of an assumed initial investment in Fund shares T = average annual total return n = number of years from initial investment to the end of the period
             ERV = ending redeemable value of shares held at the end of the period

     In addition, the High Yield Bond Fund may quote yield figures from time to time. "Yield" is computed by dividing the net investment income per share earned during a 30-day period (using the average number of shares entitled to receive dividends) by the net asset value per share on the last day of the period. The Yield formula provides for semiannual compounding which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period.

                                                        6
The Yield formula is as follows:  YIELD = 2[((a-b/cd)+1) -1].

Where:   a  =  dividends and interest earned during the period.  (For this purpose, the High Yield Bond Fund will recalculate the yield to maturity based on market value of each portfolio security on each business day on which net asset value is calculated.)
         b  =  expenses accrued for the period (net of reimbursements).
         c  =  the average daily number of shares outstanding during the period that were entitled to receive dividends.
         d  =  the ending net asset value of the High Yield Bond Fund for the period.

     Performance figures quoted by the Funds will assume reinvestment of all dividends and distributions, but will not take into account income taxes payable by shareholders. The Funds impose no sales charge and pay no distribution ("12b-1") expenses. Each Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information such as yield and total return is useful in reviewing a Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

In advertising and sales literature, the performance of a Fund may be compared with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes or averages differs from that of the Funds. Comparison of a Fund to an alternative investment should consider differences in features and expected performance.

     All of the indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Funds generally believe to be accurate. The Funds may also refer to publicity (including performance rankings) in newspapers, magazines, or other media from time to time. However, the Funds assume no responsibility for the accuracy of such data. Newspapers and magazines that might mention the Funds include, but are not limited to, the following:



         Barron's                 Global Finance                     Personal Investor
         Boston Globe             Institutional Investor             Smart Money
         Business Week            Investor's Business Daily          Stanger Reports
         Changing Times           Kiplinger's Personal               Time
         Chicago Tribune            Finance                          USA Today
         Chicago Sun-Times        Los Angeles Times                  U.S. News and World
         Crain's Chicago          Money                                 Report
           Business               Mutual Fund Letter                 The Wall Street Journal
         Consumer Reports         Mutual Funds Magazine              Worth
         Consumer Digest          Morningstar
         Financial World          Newsweek
         Forbes                   The New York Times
         Fortune                  Pensions and Investments


           A Fund may compare its performance to the Consumer Price Index (All Urban), a widely recognized measure of inflation. The performance of a Fund may also be compared to the Morgan Stanley EAFE (Europe, Australasia Far East) Index*, a generally accepted benchmark for performance of major overseas markets, and to the following indexes or averages:

         Dow-Jones Industrial Average*
         First Boston High Yield Index
         Lehman High Yield Index*
         Merrill Lynch High Yield Index
         Standard & Poor's 500 Stock Index*
         Standard & Poor's/Barra Value Index *
         Standard & Poor's 400 Industrials
         Standard & Poor's Small Cap 600*

         Standard & Poor's Mid Cap 400*
         Russell 1000
         Russell 1000 Value
         Russell 2000*
         Russell 2000 Value*
         Russell 2500*
         Russell 2500 Value*
         Wilshire 5000
         New York Stock Exchange Composite Index
         American Stock Exchange Composite Index
         NASDAQ Composite
         NASDAQ Industrials


*  with dividends reinvested

     In addition, each Fund may compare its performance to the following indexes and averages: Lipper Equity Index Fund Average; Lipper High Yield Fund Average, Value Line Index; Lipper Capital Appreciation Fund Average; Lipper Growth Funds Average; Lipper Small Company Growth Funds Average; Lipper General Equity Funds Average; Lipper Equity Funds Average; Lipper Small Company Growth Fund Index; and Lehman Brothers Government/Corporate Bond Index.

     Lipper Indexes and Averages are calculated and published by Lipper Analytical Services, Inc. ("Lipper"), an independent service that monitors the performance of more than 1,000 funds. The Funds may also use comparative performance as computed in a ranking by Lipper or category averages and rankings provided by another independent service. Should Lipper or another service reclassify a Fund to a different category or develop (and place a Fund into) a new category, that Fund may compare its performance or ranking against other funds in the newly assigned category, as published by the service. Each Fund may also compare its performance or ranking against all funds tracked by Lipper or another independent service, including Morningstar, Inc.

     The Funds may cite their ratings, recognition, or other mention by Morningstar or any other entity. Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. The risk-adjusted number is computed by subtracting a fund's risk score (which is a function of the fund's monthly returns less the 3-month T-bill return) from the fund's load-adjusted total return score. This numerical score is then translated into rating categories, with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, the next 22.5% labeled two star, and the bottom 10% one star. A high rating reflects either above-average returns or below-average risk or both.

     To illustrate the historical returns on various types of financial assets, the Funds may use historical data provided by Ibbotson Associates, Inc. ("Ibbotson"), a Chicago-based investment firm. Ibbotson constructs (or obtains) very long-term (since 1926) total return data (including, for example, total return indexes, total return percentages, average annual total returns and standard deviations of such returns) for the following asset types: common stocks; small company stocks; long-term corporate bonds; long-term government bonds; intermediate-term government bonds; U.S. Treasury bills; and Consumer Price Index.

                            VALUATION OF THE FUNDS' SHARES

     As stated in the Fund's prospectus, the price of the shares of each Fund is that Fund's net asset value. Net asset value per share is determined by dividing the total market value of a Fund's investment and other assets, less any liabilities, by the total outstanding shares of that Fund. Net asset value per share is determined as of the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) on each day the Funds are open for business.

Equity Funds

     Equity securities listed on a U.S. securities exchange or Nasdaq National Market for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Price information on listed equity securities is taken from the exchange where the security is primarily traded. Unlisted equity securities and listed U.S. equity securities not traded on the valuation date or for which market quotations are not readily available (including restricted securities), and securities, the value of which have been materially affected by events, occurring after the close of the market on which they principally trade, are determined in good faith at a fair value using methods approved by the Board.

High Yield Bond Fund

     Bonds and other fixed-income securities which are traded over the counter and on an exchange will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed-income securities this ordinarily will be the over-the-counter market. However, bonds and other fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account institutional size trading in similar groups of securities and any developments related to specific securities. Bonds and other fixed-income securities not priced in this manner are valued at the most recent quoted bid price, or when stock exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. In the absence of readily available market quotations (or when in the view of PPM America, available market quotations do not accurately reflect a security's faire value), securities are valued in good faith at a fair value using methods approved by the Board. Equity securities held by the High Yield Bond Fund are valued as described above under "Equity Funds."

     If a security is valued using fair value pricing because of an event that occurred after the market close, the effect of this will be that the net asset value will not be based on the last quoted price on the security, but on a price which the Board or their delegate believes reflects the current and true price of the securely.

     CLOSED HOLIDAYS: Currently, the weekdays on which the Funds are closed for business and their shares are not priced are: New Years Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. During these days, the price of foreign securities held by the Funds may change. As a result, the Funds' net asset values may also change during these days, but shareholders will not be able to purchase or redeem the Funds' shares.

                                  PURCHASE OF SHARES

     Shares of the Funds are offered to (i) qualified retirement plans (including employer, municipality, union and association and other group retirement plans), employee-benefit trusts, foundations and endowments, (ii) certain financial institutions having sales or service agreements with the Funds or a broker-dealer or financial institution with respect to sales of shares of the Funds, (iii) employees and officers of PPM America and its affiliates, or
(iv) any other institution or individual, at the sole discretion of PPM America.

     The minimum initial investment in shares of a Fund is $500,000. That high minimum is intended to help the Funds control their expenses, for the benefit of all the Funds' shareholders. Employees and officers of PPM America and its affiliates have a minimum initial investment of $1,000 and PPM America may waive the minimum initial investment.

     Investments by a qualified retirement plan are made by the plan sponsor or administrator, who is responsible for transmitting all orders for the purchase, redemption and exchange of Fund shares. The availability of an investment by a plan participant in the Funds, and the procedures for investing, depend upon the provisions of the qualified retirement plan and whether the plan sponsor or administrator has contracted with the Funds or the transfer agent for special processing services, including subaccounting. Other institutional and eligible purchasers must arrange for services through the transfer agent by calling 1-800 XXX-XXXX.

     Shares of the Funds may be purchased at the net asset value per share next determined after receipt of the purchase order. The funds determine net asset value as described under Valuation of the Funds' Shares each day that the Funds are open for business. The Funds reserve the right in their sole discretion (i) to suspend the offering of its shares (ii) to reject purchase orders, and (iii) to reduce or waive the minimum for initial and subsequent investments.

                                 REDEMPTION OF SHARES

     Fund shares may be redeemed by mail, or, if authorized, by telephone or by facsimile. No charge is made for redemptions. The value of shares redeemed may be more or less than the purchase price, depending on the net asset value at the time of redemption, which is based on the market value of the investment securities held by a fund..

     The Funds may suspend redemption privileges or postpone the date of payment
(i) during any period that the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC, (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Funds to dispose of securities owned by them, or fairly to determine the value of its assets, and (iii) for such other periods as the SEC may permit.

     The Funds have made an election with the SEC pursuant to Rule 18f-1 under the 1940 Act to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the portfolio at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part in investment securities or in cash, as the Trustees may deem advisable; however, payment will be made wholly in cash unless the Trustees believe that economic or market conditions exist which would make such a practice detrimental to the best interests of the Funds. If redemptions are paid in investment securities, such securities will be valued as set forth in VALUATION OF THE FUNDS' SHARES and a redeeming shareholder would normally incur brokerage expenses in converting these securities to cash.

     No charge is made by the portfolio for redemptions. Redemption proceeds may be more or less than the shareholder's cost depending on the market value of the securities held by the portfolio.

                                 SHAREHOLDER SERVICES

Exchange Privilege

     Exchange requests should be sent to PPM America Funds, c/o First Data Investor Services Group, P.O. Box 61503, 3200 Horizon Drive, King of Prussia, Pennsylvania 19406. Any such exchange will be based on the respective net asset values of the shares involved. Before making an exchange, a shareholder should consider the investment objectives of the Fund to be purchased. Exchange requests may be made either by mail or telephone. Requests received after 4:00 p.m. (Eastern Time) will be processed on the next business day. The officers of the Fund reserve the right not to accept any request for an exchange when, in their opinion, the exchange privilege is being used as a tool for market timing.

     For federal income tax purposes, an exchange between portfolios of the Fund is a taxable event, and, accordingly, a capital gain or loss may be realized.
It is likely, therefore, that a capital gain or loss would be realized on an exchange between portfolios; you may want to consult your tax adviser for further information in this regard. The exchange privilege may be modified or terminated at any time.

TRANSFER OF SHARES

     Shareholders may transfer shares of a Fund to another person by written request to PPM America Funds, c/o First Data Investor Services Group, P.O. Box 61503, 3200 Horizon Drive, King of Prussia, Pennsylvania 19406. As in the case of redemptions, the written request must be received in good order before any transfer can be made.

                                ADDITIONAL INFORMATION

     DESCRIPTION OF SHARES - The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Fund and to divide or combine such shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Each share of a Fund represents an equal proportionate interest in that Fund with each other share. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

     VOTING RIGHTS - Shareholders are entitled to one vote for each share held. Shareholders may vote in the election of Trustees and on other matters submitted to meetings of shareholders. No amendment may be made to the Agreement and Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust. The Trustees may, however, amend the Agreement and Declaration of Trust without the vote or consent of shareholders to:

     -    designate series of the Trust; or

     -    change the name of the Trust; or

     - supply any omission, cure, correct, or supplement any ambiguous, defective, or inconsistent provision to conform the Declaration of Trust to the requirements of applicable federal or state regulations if they deem it necessary.

     Shares have no pre-exemptive or conversion rights. Shares are fully paid and non-assessable, except as set forth in the prospectus. In regard to termination, sale of assets, or change of investment restrictions, the right to vote is limited to the holders of shares of the particular Fund affected by the proposal. When a majority is required, it means the lesser of 67% or more of the shares present at a meeting when the holders of more than 50% of the outstanding shares are present or represented by proxy, or more than 50% of the outstanding shares.

     SHAREHOLDER INQUIRIES - All inquiries regarding the Trust should be directed to the Trust at the telephone number or address shown on the cover page of the Prospectus.

                                      TAX STATUS

     The Trust's policy is to meet the requirements of Subchapter M of the Internal Revenue Code. Each Fund intends to distribute taxable net investment income and net realized capital gains to shareholders in amounts that will avoid federal income or excise tax. All income, dividends, and capital gains distribution, if any, on Fund shares are reinvested automatically in additional shares of the Fund at the NAV determined on the first business day following the record date, unless otherwise requested by a shareholder.

     Each Fund of the Trust is treated as a separate entity for purpose of the regulated investment company provisions of the Internal Revenue Code and, therefore, the assets, income, and distributions of each Fund are considered separately for purposes of determining whether or not the Fund qualifies as a regulated investment company.

                               APPENDIX -- BOND RATINGS

     A rating by a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the credit-worthiness of an issuer. Consequently, PPM America believes that the quality of debt securities in which the Funds invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell, or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

     The following is a description of the characteristics of ratings used by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P").

RATINGS BY MOODY'S

     Aaa. Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

     Aa. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in the Aaa bonds, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa bonds.

     A. Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa. Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba. Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B. Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa. Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca. Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C. Bonds rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Ratings By Standard & Poor's:

     AAA. Debt rated AAA has the highest rating. Capacity to pay interest and repay principal is extremely strong.

     AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

     A. Debt rated A has a very strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

     BB-B-CCC-CC. Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     C. This rating is reserved for income bonds on which no interest is being paid.

     D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

     NOTE: The ratings from AA to B may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

                                        PART C

                                  OTHER INFORMATION
ITEM 23.  Exhibits

          (a)  Conformed Copy of Amendment Declaration of Trust of the
               Registrant

          (b)  Copy of By-Laws of the Registrant

          (c)  Not Applicable

          (d)  Investment Management Agreement*

          (e)  Underwriting Contract*

          (f)  Not Applicable

          (g)  Custodian Agreement*

          (h)  Transfer Agency Agreement; Accounting Services Agreement*

          (i)  Legal Opinion of Bell, Boyd & Lloyd*

          (j)  Consent of PricewaterhouseCoopers, LLP*

          (k)  Not Applicable

          (l)  Initial Capital Agreements*

          (m)  Not Applicable

          (n)  Financial Data Schedule*

          (o)  Not Applicable

          * To be filed by amendment.

ITEM 24.  Persons Controlled by or Under Common Control With Registrant.

The Registrant does not consider that there are any persons directly or indirectly controlling, controlled by, or under common control with, the Registrant within the meaning of this item.

ITEM 25.  Indemnification.

Article VIII of Registrant's Agreement and Declaration of Trust (Exhibit (a)), which Article is incorporated herein by reference, provides that Registrant shall provide indemnification of its trustees and officers (including each person who serves or has served at Registrant's request as a director, officer, or trustee of another organization in which Registrant has any interest as a shareholder, creditor or otherwise ("Covered Persons") under specified circumstances.

Section 17(h) of the Investment Company Act of 1940 ("1940 Act") provides that neither the Agreement and Declaration of Trust nor the By-Laws of Registrant, nor any other instrument pursuant to which Registrant is organized or administered, shall contain any provision which protects or purports to protect any trustee or officer or Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. In accordance with Section 17(h) of the 1940 Act, Article
VIII shall not protect any person against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     Unless otherwise permitted under the 1940 Act,

    (i) Article VIII does not protect any person against any liability to Registrant or to its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office;

    (ii) in the absence of a final decision on the merits by a court or other body before whom a proceeding was brought that a Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office, no indemnification is permitted under Article VIII unless a determination that such person was not so liable is made on behalf of Registrant by (a) the vote of a majority of the trustees who are neither "interested persons" of Registrant, as defined in
          Section 2(a)(19) of the 1940 Act, nor parties to the proceeding ("disinterested, non-party trustees"), or (b) an independent legal counsel as express in a written opinion; and

    (iii) Registrant will not advance attorneys' fees or other expenses incurred by a Covered Person in connection with a civil or criminal action, suit or proceeding unless Registrant receives an undertaking by or on behalf of the Covered Person to repay the advance (unless it is ultimately determined that he is entitled to indemnification) and (a) the Covered Person provides security for his undertaking, or (b) Registrant is insured against losses arising by reason of any lawful advances, or (c) a majority of the disinterested, non-party trustees of Registrant or an independent legal counsel as expressed in a written opinion, determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Any approval of indemnification pursuant to Article VIII does not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with Article VIII as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in, or not opposed to, the best interests of Registrant or to have been liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Article VIII also provides that its indemnification provisions are not exclusive.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

Registrant, its trustees and officers, its investment adviser, the other investment companies advised by the adviser, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits, or proceedings. Registrant will not pay any portion of the premiums for coverage under such insurance that would (1) protect any trustee or officer against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (2) protect its investment adviser or principal underwriter, if any, against any liability to Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance or its duties, or by reason of its reckless disregard of its duties and obligations under its contract or agreement with the Registrant; for this purpose the Registrant will rely on an allocation of premiums determined by the insurance company.

Registrant, its trustees, officers, employees and representatives and each person, if any, who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933 are indemnified by the distributor of Registrant's shares (the "distributor"), pursuant to the terms of the distribution agreement, which governs the distribution of Registrant's shares, against any and all losses, liabilities, damages, claims and expenses arising out of the acquisition of any shares of the Registrant by any person which (i) may be based upon any wrongful act by distributor or any of distributor's members, managers, directors, officers, employees or representatives, or (ii) may be based upon any untrue statement or alleged untrue statement of a material fact contained in a registration statement, prospectus, Statement of Additional Information, shareholder report or other information covering Shares filed or made public by the Registrant or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading if such statement or omission was made in reliance upon information furnished to the Registrant by
distributor in writing.   In no case does the distributor's indemnity indemnify
an indemnified
party against any liability to which such indemnified party would otherwise be subject by reason of willful misfeasance, bad faith, or negligence in the performance of its or his duties or by reason of its or his reckless disregard of its or his obligations and duties under the distribution agreement.

ITEM 26.  Business and Other Connections of Investment Adviser.

PPM America is an indirect, wholly-owned subsidiary of Prudential Portfolio Managers, Ltd., which is in turn wholly-owned by Prudential Corporation plc, ("Prudential") one of the largest life insurance companies in the United Kingdom. PPM America acts as investment adviser to pension and profit sharing plans, corporations or other business entities and registered and unregistered investment companies.

For a two-year business history of officers and directors of PPM America, please refer to the Form ADV of PPM America.

ITEM 27.  Principal Underwriters.

Registrant's principal underwriter, National Planning Corporation ("NPC"), is an indirect wholly-owned subsidiary of Prudential. The table below lists each director or officer of NPC:

----------------------------------------------------------------------------
Name and Principal  Position and Offices with     Positions and Offices
Business Address    Principal Underwriter         with Registrant
----------------------------------------------------------------------------
Barrett, William    Senior Vice President         None
----------------------------------------------------------------------------
Cena, Linda         Director of Operations        None
----------------------------------------------------------------------------
Chiulli, Allan      Vice President                None
----------------------------------------------------------------------------
Dreffein, Mary S.   Senior Vice President         None
----------------------------------------------------------------------------
Elliot, Jay A.      Senior Vice President         None
----------------------------------------------------------------------------
Emanuel, Joseph D.  Assistant Secretary           None
----------------------------------------------------------------------------
Fram, Fred          Vice President                None
----------------------------------------------------------------------------
Hopping, Andrew B.  Director                      None
----------------------------------------------------------------------------
Jack, Clifford J.   Director, President and CEO   None
----------------------------------------------------------------------------
Kemper, Dawna       Vice President                None
----------------------------------------------------------------------------
Kinder, Douglas K.  Senior Vice President         None
----------------------------------------------------------------------------
Kitter, Harry M.    Senior Vice President, Chief  None
                    Financial Officer, Chief
                    Operating Officer & Treasurer
----------------------------------------------------------------------------
Nerud, Mark         Vice President                Secretary and Assistant
                                                  Treasurer
----------------------------------------------------------------------------
Powell, Bradley J.  Vice President                None
----------------------------------------------------------------------------
Richardson, Scott   Senior Vice President         None
----------------------------------------------------------------------------
Simon, James L.     Secretary, Director of        None
                    Compliance
----------------------------------------------------------------------------
Steinbacher,        Assistant Vice President      None
Patricia R.
----------------------------------------------------------------------------
Thompson, April     Director of Trading and       None
                    Operations
----------------------------------------------------------------------------
Wells, Michael A.   Director                      None
----------------------------------------------------------------------------

ITEM 28.  Location of Accounts and Records.

Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b) and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's transfer agent or custodian.

ITEM 29.  Management Services.

Not applicable.

ITEM 30.  Undertakings.

Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request without charge.

                                      SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Chicago and state of Illinois on September 11, 1998.

                                                         PPM America Funds


                                                         By /s/ Mark D. Nerud
                                                               ---------------
                                                                Mark D. Nerud
                                                                Trustee

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

            Name                      Title                   Date

/s/ Mark D. Nerud                 Sole Trustee)
   ----------------------
    Mark D. Nerud                             )
                                              )
                                              )

                                              )
                                              )
                                              )

                                              )
                                              )            September 11, 1998
                                              )